Income Taxes - Schedule of Effective Income Taxes Rate (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at the applicable federal rate (34%)			$ (1,217)	$ (823)
Permanent differences			95
Return to provision			4
Change in valuation allowance			332	823
BVI NOL elimination			787
Foreign rate differential			(1)
Income tax expense (benefit)
Federal income tax rate			34.00%	34.00%